Current and deferred income tax and social contribution - Amounts recognized in profit or loss for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and deferred income tax and social contribution
Current tax expense (income)	R$ (443,806)	R$ (280,845)	R$ (106,625)
Provision for impairment losses on loans and advances	184,863	223,051	111,967
Deferred tax expense from other temporary differences	7,112	5,074	2,944
Adjustment of financial assets to fair value	3,704	(36,249)	(7,478)
Other temporary differences	(74,962)	33,949	54,245
Tax Losses carried forward	90,380	(32,561)	109,441
Deferred tax expense (income) recognised in profit or loss	211,097	193,264	271,119
Income tax	R$ (232,709)	R$ (87,581)	R$ 164,494